Goodwill and intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill and Intangible Assets
The following table presents our goodwill and intangible assets as of December 31, 2025 and 2024:

	As of December 31,
(in thousands)	2025	2024
Goodwill	€13,797	€—
Intangible assets with indefinite lives	45,345	45,345
Intangible assets with definite lives, net	28,826	—
Total	€87,968	€45,345

Schedule of Goodwill
The following table presents the changes in goodwill by reporting unit during the year:

(in thousands)	trivago DEALS
Balance as of January 1, 2025	€—
Additions	14,192
Foreign exchange translation	(395)
Balance as of December 31, 2025	€13,797

Schedule of Finite-Lived Intangible Assets
The following table presents the components of our intangible assets with definite lives as of December 31, 2025:

(in thousands)	Developed Technology	Trademark/domain	Partnership and other agreements	Total
Balance as of January 1, 2025	€—	€—	€—	€—
Cost	26,715	1,157	4,248	32,120
Accumulated amortization	(1,469)	(683)	(221)	(2,373)
Foreign exchange translation and other	(734)	(58)	(129)	(921)
Balance as of December 31, 2025	€24,512	€416	€3,898	€28,826